UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04006

CitiFunds Trust I

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2003–June 30, 2004

Item 1. Proxy Voting Record

Salomon Brothers All Cap Growth Fund

The fund did not vote any shareholder proxies in the reporting period, as the Fund had not commenced operations as of the end of the period.

Salomon Brothers Aggressive Growth Fund

The fund did not vote any shareholder proxies in the reporting period, as the Fund had not commenced operations as of the end of the period.

Citi Institutional Money Reserves

The fund did not vote any shareholder proxies in the reporting period, as the Fund had not commenced operations as of the end of the period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust I

By: /s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of CitiFunds Trust I

Date: August 31, 2004